First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 79.5%
	Construction & Engineering – 2.6%
63,200	Quanta Services, Inc.	$6,452,720
	Electric Utilities – 24.1%
103,200	Alliant Energy Corp.	6,273,528
62,000	American Electric Power Co., Inc. (b)	5,553,340
3,100	Duke Energy Corp.	324,446
4,400	Emera, Inc. (CAD)	207,715
308,500	Enel S.p.A., ADR	2,788,840
8,400	Eversource Energy	762,132
115,000	Exelon Corp. (b)	5,637,300
16,600	Fortis, Inc. (CAD)	760,496
58,944	Iberdrola S.A., ADR	2,930,696
69,800	IDACORP, Inc.	7,353,430
124,000	NextEra Energy, Inc. (b)	10,414,760
5,300	Orsted A/S, ADR	281,854
112,900	PPL Corp.	3,313,615
111,700	Southern (The) Co.	7,342,041
91,800	Xcel Energy, Inc. (b)	6,311,250
		60,255,443
	Gas Utilities – 10.9%
359,100	AltaGas Ltd. (CAD)	7,192,531
72,100	Atmos Energy Corp.	7,030,471
57,700	New Jersey Resources Corp.	2,154,518
58,400	ONE Gas, Inc.	4,194,288
142,444	UGI Corp.	6,596,582
		27,168,390
	Independent Power & Renewable Electricity Producers – 1.0%
26,000	AES (The) Corp.	620,620
33,100	Clearway Energy, Inc., Class A	984,394
16,300	EDP Renovaveis S.A. (EUR)	433,425
11,000	Northland Power, Inc. (CAD)	363,920
		2,402,359
	Multi-Utilities – 18.4%
85,700	ATCO Ltd., Class I (CAD)	2,883,498
25,000	Black Hills Corp.	1,758,250
14,800	Canadian Utilities Ltd., Class A (CAD)	418,902
290,839	CenterPoint Energy, Inc.	7,297,151
70,100	CMS Energy Corp. (b)	4,495,513
9,000	Dominion Energy, Inc.	700,560
27,500	DTE Energy Co.	3,309,350
163,200	Public Service Enterprise Group, Inc. (b)	10,435,008
88,000	Sempra Energy	11,647,680
32,900	WEC Energy Group, Inc. (b)	3,108,392
		46,054,304
	Oil, Gas & Consumable Fuels – 21.7%
95,778	Cheniere Energy, Inc. (c)	8,376,744
40,000	DT Midstream, Inc.	1,858,800
152,800	Enbridge, Inc.	6,006,568
96,606	Equitrans Midstream Corp.	843,370
98,700	Keyera Corp. (CAD)	2,376,654
317,675	Kinder Morgan, Inc.	5,168,572
84,053	ONEOK, Inc.	4,414,464

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
342,055	TC Energy Corp.	$16,240,771
369,569	Williams (The) Cos., Inc.	9,124,659
		54,410,602
	Semiconductors & Semiconductor Equipment – 0.2%
3,500	Enphase Energy, Inc. (c)	608,055
	Water Utilities – 0.6%
8,400	American Water Works Co., Inc.	1,530,900
	Total Common Stocks	198,882,773
	(Cost $178,808,906)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 43.6%
	Chemicals – 1.3%
123,800	Westlake Chemical Partners, L.P.	3,223,752
	Independent Power & Renewable Electricity Producers – 7.7%
240,858	NextEra Energy Partners, L.P. (d)	19,251,780
	Oil, Gas & Consumable Fuels – 34.6%
133,889	Cheniere Energy Partners, L.P. (b)	5,466,688
809,980	Energy Transfer, L.P.	7,532,814
1,097,556	Enterprise Products Partners, L.P.	24,431,596
70,000	Hess Midstream, L.P., Class A (d)	1,801,800
260,676	Holly Energy Partners, L.P.	4,848,574
530,186	Magellan Midstream Partners, L.P. (b)	26,090,453
1,188,998	Plains GP Holdings, L.P., Class A (d)	11,604,620
184,300	Shell Midstream Partners, L.P. (b)	2,242,931
197,044	Teekay LNG Partners, L.P. (d)	2,738,912
		86,758,388
	Total Master Limited Partnerships	109,233,920
	(Cost $90,522,980)
	Total Investments – 123.1%	308,116,693
	(Cost $269,331,886) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(620)	American Electric Power Co., Inc.	$(5,553,340)	$92.50	09/17/21	(10,540)
(1,338)	Cheniere Energy Partners, L.P.	(5,463,054)	44.00	09/17/21	(13,380)
(501)	CMS Energy Corp.	(3,212,913)	65.00	09/17/21	(20,040)
(1,150)	Exelon Corp.	(5,637,300)	50.00	09/17/21	(43,700)
(3,000)	Magellan Midstream Partners, L.P.	(14,763,000)	50.00	09/17/21	(195,000)
(1,240)	NextEra Energy, Inc.	(10,414,760)	87.50	09/17/21	(24,800)
(1,632)	Public Service Enterprise Group, Inc.	(10,435,008)	65.00	09/17/21	(53,856)
(1,843)	Shell Midstream Partners, L.P.	(2,242,931)	12.00	09/17/21	(119,795)
(329)	WEC Energy Group, Inc.	(3,108,392)	100.00	09/17/21	(1,645)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(917)	Xcel Energy, Inc.	$(6,304,375)	$70.00	09/17/21	$(27,510)
	Total Call Options Written				(510,266)
	(Premiums received $496,142)

Outstanding Loans – (24.1)%	(60,300,000)
Net Other Assets and Liabilities – 1.2%	3,041,054
Net Assets – 100.0%	$250,347,481

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.083% (2)	09/03/24	$36,475,000	2.367% (3)	$(2,201,765)
N/A (4) (5)	0.080% (6)	10/21/22	2,290,965	0.052% (7)	989
N/A (4) (5)	0.080% (6)	10/21/25	303,796	0.060% (8)	318
			$39,069,761		$(2,200,458)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,902,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,331,898. The net unrealized appreciation was $36,570,225. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 198,882,773	$ 198,882,773	$ —	$ —
Master Limited Partnerships*	109,233,920	109,233,920	—	—
Total Investments	308,116,693	308,116,693	—	—
Interest Rate Swap Agreements	1,307	—	1,307	—
Total	$ 308,118,000	$ 308,116,693	$ 1,307	$—

LIABILITIES TABLE
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (510,266)	$ (510,266)	$ —	$ —
Interest Rate Swap Agreement	(2,201,765)	—	(2,201,765)	—
Total	$ (2,712,031)	$ (510,266)	$ (2,201,765)	$—

*	See Portfolio of Investments for industry breakout.